Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the years ended December 31, 2023 and 2022:

	2023			2022
	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions
Unvested shares at January 1	4,793	69.16	331	5,627	60.96	343
Granted
Restricted awards	1,627	72.30	118	1,453	76.61	111
Performance awards	698	72.06	50	518	74.48	39
Vested	(1,985)	65.70	(130)	(2,447)	55.48	(136)
Forfeited	(191)	73.66	(14)	(358)	71.74	(26)
Unvested shares at December 31	4,942	71.82	355	4,793	69.16	331

Summary of shares authorized
The below table summarizes the number of shares authorized under the plans as of December 31, 2023:

(thousands)	Authorized shares
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan(1)	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Total	22,250
(1)    No grants under the Deferred Bonus Stock Plan were made in 2023, 2022 or 2021.